NEWBUILDINGS - Expenditure for the newbuildings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Shipyard Installments (including option exercise price)	$ 202,984	$ 180,687
Onsite Supervision Costs	900	900
Interest cost capitalized	1,754	168
Other Costs	911	149
Newbuilding Costs	$ 206,549	$ 181,904